/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , January 31, 2000

MFS Charter Income Trust
Date         Identification   Shares         Repurchase      NAV     Broker
             of Security      Repurchased    Price
1/6/00       Shares of        8,000          8.000           9.68    Merrill
             Beneficial                                              Lynch
             Interest
1/6/00       Shares of        4,000          7.9375          9.68    Merrill
             Beneficial                                              Lynch
             Interest
1/7/00       Shares of        23,200         8.000           9.69    Merrill
             Beneficial                                              Lynch
             Interest
1/10/00      Shares of        35,000         8.000           9.70    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/11/00      Shares of        35,000         8.000           9.68    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/12/00      Shares of        18,300         7.8125          9.61    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/13/00      Shares of        35,000         7.875           9.64    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/14/00      Shares of        35,000         7.875           9.63    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/18/99      Shares of        35,000         7.875           9.62    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/19/00      Shares of        23,500         7.8125          9.63    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/20/00      Shares of        30,000         7.8125          9.63    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/21/00      Shares of        135,000        7.875           9.63    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/24/00      Shares of        2,500          7.875           9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/24/00      Shares of        97,500         7.9375          9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/25/00      Shares of        3,200          7.9375          9.66    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/25/00      Shares of        2,700          8.000           9.66    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/26/00      Shares of        18,800         8.000           9.67    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/27/00      Shares of        28,200         8.0625          9.65    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/28/00      Shares of        100,000        8.125           9.63    Salomon
             Beneficial                                              Smith
             Interest                                                Barney
1/31/00      Shares of        231,500        8.1875          9.63    Salomon
             Beneficial                                              Smith
             Interest                                                Barney


Total Shares Repurchased:  901,400
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer